Equity, Incentive Distribution Rights (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Incentive Distribution Rights
General partner’s ownership interest	2.00%	2.00%	2.00%
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	50.00%
Minimum Quarterly Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount (dollars per unit)	0.337500
Minimum Quarterly Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	98.00%
Minimum Quarterly Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	2.00%
Minimum Quarterly Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	0.00%
First Target Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount (dollars per unit)	Above $0.337500 up to $0.388125
First Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	98.00%
First Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	2.00%
First Target Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	0.00%
Second Target Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount (dollars per unit)	Above $0.388125 up to $0.421875
Second Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	85.00%
Second Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	2.00%
Second Target Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	13.00%
Third Target Distribution
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount (dollars per unit)	Above $0.421875 up to $0.506250
Third Target Distribution | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	75.00%
Third Target Distribution | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	2.00%
Third Target Distribution | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	23.00%
Thereafter
Incentive Distribution Made to Managing Member or General Partner
Total quarterly distribution per unit target amount (dollars per unit)	Above $0.506250
Thereafter | Unitholders
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	50.00%
Thereafter | General Partner
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	2.00%
Thereafter | Incentive Distribution Rights
Incentive Distribution Made to Managing Member or General Partner
Marginal percentage interest in distributions	48.00%